SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Details 2) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Government institutions	$ 13,722	$ 13,216
Customer advances	697	187
Accrued royalties to the OCS (Note 15f)	0	788
Accrued interest on debentures (Note 11)	213	0
Related parties	899	488
Accrued expenses and other current liabilities	1,184	8,646
Total	$ 16,715	$ 23,325	[1]

[1]	Derived from the audited financial statements of the Company as of December 31, 2014, adjusted for the acquisition of Insseco (see note 1a).